UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:  10/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2010
Shares				Market Value
	COMMON STOCK - 82.16%
	AEROSPACE/DEFENSE - 1.22%
1,210	General Dynamics Corp.			$ 82,425
1,003	L-3 Communications Holdings, Inc.			72,407
1,280	Northrop Grumman Corp.			80,909
1,541	Raytheon Co.			71,009
				306,750
	AGRICULTURE - 2.21%
32,346	Alliance One International Inc. *			142,969
6,338	Altria Group, Inc.			161,112
2,677	Archer-Daniels-Midland Co.			89,198
2,519	Reynolds American, Inc.			163,483
				556,762
	AIRLINES - 0.52%
18,790	JetBlue Airways Corp. *			131,154

	APPAREL - 0.87%
1,278	NIKE, Inc.			104,080
2,494	Under Armour, Inc. - Cl. A *			116,420
				220,500
	AUTO PARTS & EQUIPMENT - 0.39%
1,082	Magna International, Inc.			97,964

	BANKS - 1.93%
6,688	Glacier Bancorp, Inc.			86,944
505	Goldman Sachs Group, Inc.			81,280
4,706	Home Bancshares, Inc.			96,802
1,576	HSBC Holdings PLC			82,125
1,240	PNC Financial Services Group, Inc.			66,836
5,036	Royal Bank of Scotland Group PLC *			72,418
				486,405
	BEVERAGES - 1.70%
1,512	Cia Cervecerias Unidas SA - ADR			85,050
1,360	Coca-Cola Co.			83,395
2,964	Embotelladora Andina SA			86,786
2,133	Molson Coors Brewing Co.			100,742
1,099	PepsiCo, Inc.			71,765
				427,738
	BIOTECHNOLOGY - 1.77%
1,808	Biogen Idec, Inc. *			113,380
3,198	Charles River Laboratories International, Inc. *			104,798
5,622	Myriad Genetics, Inc. *			112,046
3,041	Vertex Pharmaceuticals, Inc. *			116,562
				446,786
	BUILDING MATERIALS - 0.42%
2,563	Lennox International, Inc.			105,109
Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Shares				Market Value
	CHEMICALS - 1.51%
1,461	International Flavors & Fragrances, Inc.			$ 73,284
956	Lubrizol Corp.			97,980
3,272	Quaker Chemical Corp.			119,166
2,031	Sinopec Shanghai Petrochemical Co. Ltd. - ADR			91,415
				381,845
	COMMERCIAL SERVICES - 2.31%
2,533	Consolidated Graphics, Inc. *			117,911
12,440	Midas, Inc. *			91,558
2,833	Monro Muffler Brake, Inc.			135,247
8,236	TrueBlue, Inc. *			115,716
3,267	Wright Express Corp. *			123,199
				583,631
	COMPUTERS - 2.04%
1,109	Cognizant Technology Solutions Corp. - Cl. A *			72,296
2,340	DST Systems, Inc.			101,252
1,635	Hewlett-Packard Co.			68,768
7,605	Insight Enterprises, Inc. *			114,988
1,102	International Business Machines Corp.			158,247
				515,551
	COSMETICS/PERSONAL CARE - 0.89%
965	Colgate-Palmolive Co.			74,421
2,371	Procter & Gamble Co.			150,724
				225,145
	DISTRIBUTION/WHOLESALE - 0.78%
2,134	Fossil, Inc. *			125,885
582	WW Grainger, Inc.			72,185
				198,070
	DIVERSIFIED FINANCIAL SERVICES - 1.65%
1,596	Portfolio Recovery Associates, Inc. *			107,012
4,292	Raymond James Financial, Inc.			121,120
6,288	TD Ameritrade Holding Corp. *			107,462
2,141	Woori Finance Holdings Co. Ltd.			80,609
				416,203
	ELECTRIC - 4.97%
5,867	Cia Energetica de Minas Gerais			104,667
7,768	Cia Paranaense de Energia - ADR			180,451
3,932	CMS Energy Corp.			72,270
1,639	Dominion Resources, Inc.			71,231
1,552	DTE Energy Co.			72,572
11,786	Empresa Distribuidora Y Comercializadora Norte *			120,453
962	Entergy Corp.			71,698
1,391	Integrys Energy Group Inc.			73,987
2,388	Northeast Utilities			74,697
3,920	NorthWestern Corp.			116,698
Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Shares				Market Value
	ELECTRIC (Continued) - 4.97%
1,766	Pinnacle West Capital Corp.			$ 72,689
2,231	Public Service Enterprise Group, Inc.			72,173
1,255	Wisconsin Energy Corp.			74,723
3,123	Xcel Energy, Inc.			74,515
				1,252,824
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.33%
3,460	Nidec Corp.			84,459

	ELECTRONICS - 1.87%
14,054	China Security & Surveillance Technology, Inc. *			75,892
5,072	FARO Technologies, Inc. *			122,438
2,574	Koninklijke Philips Electronics NV			78,378
3,470	National Instruments Corp.			120,721
1,008	Waters Corp. *			74,723
				472,152
	ENERGY-ALTERNATE SOURCES - 0.38%
3,575	Trina Solar Ltd. - ADR *			95,667

	ENTERTAINMENT - 0.40%
4,377	International Speedway Corp.			99,971

	ENVIRONMENTAL CONTROL - 1.01%
3,547	IESI-BFC Ltd.			82,929
4,847	Waste Management, Inc.			173,135
				256,064
	FOOD - 3.68%
4,091	Campbell Soup Co.			148,299
6,416	ConAgra Foods, Inc.			144,296
1,956	General Mills, Inc.			73,428
3,135	HJ Heinz Co.			153,960
1,635	Hormel Foods Corp.			75,079
1,166	JM Smucker Co.			74,951
1,444	Kellogg Co.			72,575
4,696	Kroger Co.			103,312
2,821	Unilever PLC			81,865
				927,765
	FOREST PRODUCTS & PAPER - 0.30%
3,001	International Paper Co.			75,865

	GAS - 0.58%
4,555	CenterPoint Energy, Inc.			75,431
4,127	NiSource, Inc.			71,438
				146,869
	HEALTHCARE - PRODUCTS - 3.13%
1,276	Hospira, Inc. *			75,896
Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Shares				Market Value
	HEALTHCARE - PRODUCTS (Continued) - 3.13%
5,787	Immucor, Inc. *			$ 100,694
4,333	Invacare Corp.			116,991
2,448	Johnson & Johnson			155,864
2,046	Medtronic, Inc.			72,040
4,672	Meridian Bioscience, Inc.			106,942
8,456	Nordion, Inc. *			94,200
1,419	Zimmer Holdings, Inc. *			67,317
				789,944
	HEALTHCARE - SERVICES - 4.00%
2,625	Aetna, Inc.			78,383
3,448	Community Health Systems, Inc. *			103,716
1,031	DaVita, Inc. *			73,974
5,852	Ensign Group, Inc.			109,842
1,447	Fresenius Medical Care AG & Co.			92,087
4,122	Health Net, Inc. *			110,841
5,732	Healthspring, Inc. *			167,317
2,379	UnitedHealth Group, Inc.			85,763
3,903	WellCare Health Plans, Inc. *			108,425
1,424	WellPoint, Inc. *			77,380
				1,007,728
	HOLDING COMPANIES - DIVERSIFIED - 0.42%
4,155	Leucadia National Corp. *			105,620

	HOME FURNISHINGS - 0.51%
6,107	Universal Electronics, Inc. *			128,613

	HOUSEHOLD PRODUCTS/WARES - 0.28%
1,063	Clorox Co.			70,743

	INSURANCE - 2.15%
1,469	Aflac, Inc.			82,102
1,413	Chubb Corp.			81,982
3,195	Marsh & McLennan, Inc.			79,811
3,749	Progressive Corp.			79,329
2,174	Transatlantic Holdings, Inc.			114,352
1,916	Travelers Cos, Inc.			105,763
				543,339
	INTERNET - 3.67%
4,807	Constant Contact, Inc. *			110,561
6,833	DealerTrack Holdings, Inc. *			132,014
2,881	Digital River, Inc. *			107,346
1,135	Equinix, Inc. *			95,612
709	NetFlix, Inc. *			123,012
16,759	PC-Tel, Inc. *			99,213
6,898	TIBCO Software, Inc. *			132,580
5,643	Vocus, Inc. *			124,992
				925,330
Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Shares				Market Value
	IRON/STEEL - 0.45%
2,693	Reliance Steel & Aluminum Co.			$ 112,702

	LODGING - 0.48%
2,664	Las Vegas Sands Corp. *			122,224

	MACHINERY-CONSTRUCTION & MINING - 0.42%
1,549	Bucyrus International, Inc. - Cl. A			105,580

	MACHINERY-DIVERSIFIED - 1.87%
3,995	Applied Industrial Technologies, Inc.			121,488
5,340	Cognex Corp.			142,578
1,143	Deere & Co.			87,782
2,083	Gardner Denver, Inc.			120,439
				472,287
	MEDIA - 2.21%
3,887	Comcast Corp.			79,995
3,181	Liberty Global, Inc. *			120,210
5,603	News Corp.			81,019
2,298	Reed Elsevier PLC			78,844
1,911	Time Warner Cable, Inc.			110,590
2,230	Viacom, Inc.			86,056
				556,714
	MINING - 2.49%
1,265	BHP Billiton PLC			89,562
3,090	Cameco Corp.			95,666
9,677	Century Aluminum Co. *			130,833
2,164	Cia de Minas Buenaventura SA - ADR			114,454
7,820	Harmony Gold Mining Co. Ltd.			90,145
4,426	Ivanhoe Mines Ltd/CA *			106,534
				627,194
	MISCELLANEOUS MANUFACTURING - 1.31%
815	3M Co.			68,639
966	Eaton Corp.			85,810
4,682	General Electric Co.			75,006
13,446	Lydall, Inc. *			99,904
				329,359
	OFFICE / BUSINESS EQUIPMENT - 0.36%
7,817	Xerox Corp.			91,459

	OIL & GAS - 3.62%
3,763	Atwood Oceanics, Inc. *			122,335
998	Chevron Corp.			82,445
992	China Petroleum & Chemical Corp. - ADR			94,548
Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Shares				Market Value
	OIL & GAS (Continued) - 3.62%
3,000	ConocoPhillips			$ 178,200
1,168	Devon Energy Corp.			75,943
2,254	Ecopetrol SA			107,606
1,240	Exxon Mobil Corp.			82,423
914	Occidental Petroleum Corp.			71,868
5,428	Petrobras Argentina SA			97,650
				913,018
	OIL & GAS SERVICES - 0.49%
11,171	Basic Energy Services, Inc. *			123,551

	PACKAGING & CONTAINERS - 0.44%
3,297	Sonoco Products Co.			110,450

	PHARMACEUTICALS - 3.16%
1,528	Abbott Laboratories			78,417
2,260	AmerisourceBergen Corp.			74,173
3,004	Bristol-Myers Squibb Co.			80,808
2,263	Cardinal Health, Inc.			78,503
2,134	Eli Lilly & Co.			75,117
3,708	Medicis Pharmaceutical Corp.			110,313
8,904	Simcere Pharmaceutical Group - ADR *			81,472
3,169	Valeant Pharmaceuticals International, Inc.			87,497
7,923	Viropharma, Inc. *			129,620
				795,920
	PIPELINES - 0.62%
1,488	Oneok, Inc.			74,132
3,495	Spectra Energy Corp.			83,076
				157,208
	REAL ESTATE INVESTMENT TRUSTS - 0.52%
16,830	Lexington Realty Trust			130,937

	RETAIL - APPAREL / SHOE - 1.37%
7,617	American Eagle Outfitters, Inc.			121,948
4,008	Gap, Inc.			76,192
15,585	Stein Mart, Inc. *			146,343
				344,483
	RETAIL - AUTO PARTS - 0.48%
1,850	Advance Auto Parts, Inc.			120,213

	RETAIL - DISCOUNT - 0.31%
1,467	Wal-Mart Stores, Inc.			79,467

	RETAIL - LEISURE PRODUCTS - 0.43%
14,456	MarineMax, Inc. *			108,131

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Shares				Market Value
	RETAIL - MAJOR DEPARTMENT STORE - 0.97%
2,671	Nordstrom, Inc.			$ 102,860
12,676	Saks, Inc. *			141,211
				244,071
	RETAIL - PET FOOD & SUPPLIES - 0.46%
3,084	PetSmart, Inc.			115,434

	RETAIL - RESTAURANTS - 2.36%
3,849	Bob Evans Farms, Inc.			110,466
5,124	Brinker International, Inc.			94,999
656	Chipotle Mexican Grill, Inc. - Cl. A *			137,898
3,234	DineEquity, Inc. *			143,751
12,296	Sonic Corp. *			109,188
				596,302
	SEMICONDUCTORS - 0.76%
11,781	Rudolph Technologies, Inc. *			87,415
3,523	Texas Instruments, Inc.			104,175
				191,590
	SOFTWARE - 1.33%
5,301	ACI Worldwide, Inc. *			129,185
9,472	Bowne & Co.			107,507
8,341	EPIQ Systems, Inc.			97,757
				334,449
	TELECOMMUNICATIONS - 6.30%
6,501	AT&T, Inc.			185,279
2,558	CenturyLink, Inc.			105,850
6,755	Ciena Corp. *			93,827
27,161	Mahanagar Telephone Nigam *			84,199
9,516	MetroPCS Communications, Inc. *			99,062
4,616	Netgear, Inc. *			142,219
2,465	NII Holdings, Inc. *			103,062
3,293	Plantronics, Inc.			118,153
2,346	QUALCOMM, Inc.			105,875
13,212	Telecom Corp. of New Zealand Ltd. - ADR			103,318
1,800	Telefonica SA			146,052
3,087	Telephone & Data Systems, Inc.			107,520
5,986	Verizon Communications, Inc.			194,365
				1,588,781
	TEXTILES - 0.43%
1,910	Mohawk Industries, Inc. *			109,519

	TOYS/GAMES/HOBBIES - 0.28%
3,011	Mattel, Inc.			70,247

	TRANSPORTATION - 0.35%
10,350	Safe Bulkers, Inc.			87,458

	TOTAL COMMON STOCK			20,721,314
	( Cost - $19,705,480)
Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Shares				Market Value
	SHORT-TERM INVESTMENTS - 14.45%
	MONEY MARKET FUND - 14.45%
3,644,267	Goldman Sachs Financial Square Funds - Prime Obligations Fund , 0.01%			$ 3,644,267
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $3,644,267)

	TOTAL INVESTMENTS - 96.61%
	( Cost - $23,349,747)			24,365,581
	OTHER ASSETS LESS LIABILITIES - 3.39%			854,020
	NET ASSETS - 100.00%			$ 25,219,601

* Non-Income producing security.

	At October 31, 2010, net unrealized appreciation on investment securities, for financial
	reporting purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was
	an excess of value over cost:			$ 1,315,359
	Aggregate gross unrealized depreciation for all investments for which there was
	an excess of cost over value:			(299,525)
	Net unrealized appreciation			$ 1,015,834

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010

To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 20,721,314	$ -	$ -	$ 20,721,314
Short-Term Investments	3,644,267	-	-	3,644,267
Total	$ 24,365,581	$ -	$ -	$ 24,365,581

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/29/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/29/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/29/10